Fair value of financial instruments	12 Months Ended
Dec. 31, 2021
Fair value of financial instruments
Fair value of financial instruments
7.    Fair value of financial instruments
The Bank determines the fair value of its financial instruments using the fair value hierarchy, which requires the Bank to maximize the use of observable inputs (those that reflect the assumptions that market participants would use in pricing the asset or liability developed based on market information obtained from sources independent of the reporting entity) and to minimize the use of unobservable inputs (those that reflect the reporting entity’s own assumptions about the inputs that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances) when measuring fair value. Fair value is used on a recurring basis to measure assets and liabilities in which fair value is the primary basis of accounting. Additionally, fair value is used on a non-recurring basis to assess assets and liabilities for impairment or for disclosure purposes. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Depending on the nature of the asset or liability, the Bank uses some valuation techniques and assumptions when estimating fair value.
The Bank applied the following fair value hierarchy:
Level 1 – Assets or liabilities for which an identical instrument is traded in an active market, such as publicly-traded instruments or futures contracts.
Level 2 – Assets or liabilities valued based on observable market data for similar instruments, quoted prices in markets that are not active; or other observable inputs that can be corroborated by observable market data for substantially the full term of the asset or liability.
Level 3 – Assets or liabilities for which significant valuation inputs are not readily observable in the market; instruments measured based on the best available information, which might include some internally-developed data, and considers risk premiums that a market participant would require.
When determining the fair value measurements for assets and liabilities that are required or permitted to be recorded at fair value, the Bank considers the principal or most advantageous market in which it would transact and considers the inputs that market participants would use when pricing the asset or liability. When possible, the Bank uses active markets and observable prices to value identical assets or liabilities.
When identical assets and liabilities are not traded in active markets, the Bank uses observable market information for similar assets and liabilities. However, certain assets and liabilities are not actively traded in observable markets and the Bank must use alternative valuation techniques to determine the fair value measurement. The frequency of transactions, the size of the bid-ask spread, and the size of the investment are factors considered in determining the liquidity of markets and the relevance of observed prices in those markets.

When there has been a significant decrease in the valuation of the financial asset or liability, or in the level of activity for a financial asset or liability (provided it is not due to impairment), the Bank uses the present value technique which considers market information to determine a representative fair value under usual market conditions.
A description of the valuation methodologies used for assets and liabilities measured at fair value on a recurring basis, including the general classification of such assets and liabilities under the fair value hierarchy is presented below:
A.    Recurring valuation
Financial instruments at FVTPL and FVOCI
Financial instruments at FVTPL and FVOCI are carried at fair value, which is based upon quoted prices when available, or if quoted market prices are not available, on discounted expected cash flows using market rates commensurate with the credit quality and maturity of the security.
When quoted prices are available in an active market, financial instruments at FVTPL and financial instruments at FVOCI are classified in level 1 of the fair value hierarchy. If quoted market prices are not available or they are available in markets that are not active, then fair values are estimated based upon quoted prices for similar instruments, or where these are not available, by using internal valuation techniques, principally discounted cash flows models. Such securities are classified within levels 2 and 3 of the fair value hierarchy.
Derivative financial instruments and hedged items that qualify as a fair value hedging relationship
The valuation techniques and inputs depend on the type of derivative and the nature of the underlying instrument. Exchange-traded derivatives that are valued using quoted prices are classified within level 1 of the fair value hierarchy.
A.    Recurring valuation (continued)
For those derivative contracts without quoted market prices, fair value is based on internal valuation techniques using inputs that are readily observable and that can be validated by information available in the market. The principal technique used to value these instruments is the discounted cash flows model and the key inputs considered in this technique include interest rate yield curves and foreign exchange rates. These derivatives are classified within level 2 of the fair value hierarchy.
The fair value adjustments applied by the Bank to its derivative carrying values include credit valuation adjustments (“CVA”), which are applied to OTC derivative instruments, in which the base valuation generally discounts expected cash flows using the Overnight Index Swap (“OIS”) interest rate curves. Because not all counterparties have the same credit risk as that implied by the relevant OIS curve, a CVA is necessary to incorporate the market view of both, counterparty credit risk and the Bank’s own credit risk, in the valuation.
Own-credit and counterparty CVA is determined using a fair value curve consistent with the Bank’s or counterparty credit rating. The CVA is designed to incorporate a market view of the credit risk inherent in the derivative portfolio. However, most of the Bank’s derivative instruments are negotiated bilateral contracts and are not commonly transferred to third parties. Derivative instruments are normally settled contractually, or if terminated early, are terminated at a value negotiated bilaterally between the counterparties. Therefore, the CVA (both counterparty and own-credit) may not be realized upon a settlement or termination in the normal course of business. In addition, all or a portion of the CVA may be reversed or otherwise adjusted in future periods in the event of changes in the credit risk of the Bank or its counterparties or due to the anticipated termination of the transactions.
Financial instruments assets and liabilities recognized and designated as hedged items that qualify as a fair value hedging relationship are measured at amortized cost and adjusted for the effect of the risks covered in the hedging relationship.
Financial instruments measured at fair value on a recurring basis by caption on the consolidated statement of financial position using the fair value hierarchy are described below:

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	193,488	—	193,488
Loans at FVTPL	—	—	5,313	5,313
Total securities and other financial assets	—	193,488	5,313	198,801

Derivative financial instruments - assets:
Interest rate swaps	—	1,282	—	1,282
Cross-currency swaps	—	9,523	—	9,523
Total derivative financial instrument assets	—	10,805	—	10,805
Total assets at fair value	—	204,293	5,313	209,606

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	538	—	538
Cross-currency swaps	—	27,917	—	27,917
Total derivative financial instruments - liabilities	—	28,455	—	28,455
Total liabilities at fair value	—	28,455	—	28,455
A.    Recurring valuation (continued)

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Securities and other financial assets:
Securities at FVOCI - Corporate debt	—	226,235	—	226,235
Securities at FVOCI - Sovereign debt	—	5,113	—	5,113
Loans at FVTPL	—	—	4,949	4,949
Total securities and other financial assets	—	231,348	4,949	236,297

Derivative financial instruments - assets:
Interest rate swaps	—	1,831	—	1,831
Cross-currency swaps	—	25,947	—	25,947
Total derivative financial instrument assets	—	27,778	—	27,778
Total assets at fair value	—	259,126	4,949	264,075

Liabilities
Derivative financial instruments - liabilities:
Interest rate swaps	—	1,774	—	1,774
Cross-currency swaps	—	3,848	—	3,848
Foreign exchange forwards	—	3,589	—	3,589
Total derivative financial instruments - liabilities	—	9,211	—	9,211
Total liabilities at fair value	—	9,211	—	9,211
Fair value calculations are provided only for a limited portion of assets and liabilities. Due to the wide range of valuation techniques and the degree of subjectivity used for estimates, comparisons of fair value information disclosed by the Bank with those of other companies may not be meaningful for comparative analysis.
B.    Non-recurring valuation
The following methods and inputs were used by the Bank’s management in estimating the fair values of financial instruments whose fair value is not measured on a recurring basis:
Financial instruments with carrying value that approximates fair value
The carrying value of certain financial assets, including cash and due from banks, interest-bearing deposits in banks, customers’ liabilities under acceptances and certain financial liabilities including customer’s demand and time deposits, securities sold under repurchase agreements and acceptances outstanding, due to their short-term nature, is considered to approximate their fair value. These instruments are classified in level 2.
Securities at amortized cost
The fair value has been estimated upon current market quotations, where available. If quoted market prices are not available, fair value has been estimated based upon quoted prices of similar instruments, or where these are not available, on discounted expected future cash flows using market rates commensurate with the credit quality and maturity of the security. These securities are classified in levels 2 and 3.
B.    Non-recurring valuation (continued)
Loans
The fair value of the loan portfolio, including impaired loans, is estimated by discounting expected future cash flows using the current rates at which loans would be made to borrowers with similar credit ratings and for the same remaining maturities, considering the contractual terms in effect as of December 31 of the relevant year. These assets are classified in levels 2 and 3.
Transfer of financial assets
Gains or losses on sale of loans depend in part on the carrying amount of the financial assets involved in the transfer, and their fair value at the date of transfer. The fair value of these instruments is determined based upon quoted market prices when available or is based on the present value of future expected cash flows using information related to credit losses, prepayment speeds, forward yield curves, and discounted rates commensurate with the risk involved.
Short and long-term borrowings and debt
The fair value of short and long-term borrowings and debt is estimated using discounted contractual future cash flows based on the current incremental borrowing rates for similar types of borrowing arrangements, considering the changes in the Bank’s credit margin. These liabilities are classified in level 2.
The following table provides information on the carrying value and the estimated fair value of the Bank’s financial instruments that are not measured on a recurring basis:

	December 31, 2021
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	1,253,052	1,253,052	—	1,253,052	—
Securities at amortized cost (1)	637,422	632,848	—	628,284	4,564
Loans at amortized cost, net (2)	5,707,709	5,806,915	—	5,806,915	—
Customers' liabilities under acceptances	201,515	201,515	—	201,515	—
Investment property	—	—	—	—	—

Liabilities
Deposits	3,037,457	3,037,457	—	3,037,457	—
Securities sold under repurchase agreements	427,497	427,497	—	427,497	—
Borrowings and debt, net (3)	3,304,178	3,294,135	—	3,294,135	—
Acceptances outstanding	201,515	201,515	—	201,515	—
B.    Non-recurring valuation (continued)

	December 31, 2020
	Carrying value	Fair value	Level 1	Level 2	Level 3
Assets
Cash and deposits on banks	863,812	863,812	—	863,812	—
Securities at amortized cost (1)	165,564	168,110	—	157,698	10,412
Loans at amortized cost, net (2)	4,891,698	4,972,599	—	4,972,599	—
Customers' liabilities under acceptances	74,366	74,366	—	74,366	—
Investment property	3,214	3,214	—	—	3,214

Liabilities
Deposits	3,140,875	3,140,875	—	3,140,875	—
Securities sold under repurchase agreements	10,663	10,663	—	10,663	—
Borrowings and debt, net (3)	1,966,271	1,989,719	—	1,989,719	—
Acceptances outstanding	74,366	74,366	—	74,366	—
(1)The carrying value of securities at amortized cost is net of accrued interest receivable of $8.1 million and the allowance for expected credit losses of $1.7 million as of December 31, 2021 (accrued interest receivable of $1.9 million and the allowance for expected credit losses of $0.4 million as of December 31, 2020).
(2)The carrying value of loans at amortized cost is net of accrued interest receivable of $23.3 million, the allowance for expected credit losses of $41.4 million and unearned interest and deferred fees of $8.7 million for December 31, 2021 (accrued interest receivable of $27.3 million, the allowance for expected credit losses of $41.1 million and unearned interest and deferred fees of $5.8 million for December 31, 2020).
(3)Borrowings and debt exclude lease liabilities for an amount of $17.7 million and $18.7 million as of December 31, 2021 and December 31, 2020, respectively.
C.    Valuation framework

The Bank has an established control framework for the fair value measurement, which is independent of front office management, to verify the valuation of significant fair value measurements of derivative financial instruments, securities, other financial instruments, and non-financial assets (when required). Specific controls include:
-    Validation of observable pricing.
-    Performance validation of valuation techniques.
-    A review and approval process for new models and changes to existing models.
-    Analysis and assessment of significant valuation fluctuations.
-    Review of significant unobservable inputs, valuation adjustments and changes to fair value measurement of Level 3 instruments.
D.    Level 3 - Fair value measurement
The following table presents the movement of a level 3 financial instruments measured at fair value :

	Debt instruments at fair value through profit or loss (debentures )	Loans at fair value through profit or loss	Total

At December 31, 2019	6,492	—	6,492
Additions	1,433	5,750	7,183
Net changes in fair value(1)	(2,175)	(801)	(2,976)
Sales	(5,750)	—	(5,750)
At December 31, 2020	—	4,949	4,949
Additions	—	—	—
Net changes in fair value(1)	—	364	364
Sales	—	—	—
At December 31, 2021	—	5,313	5,313

(1) The fair value of the instrument includes interest receivable.

The loan measured at fair value through profit or loss (level 3) arises as the result of the sale during the year 2020, of debt instruments measured at fair value through profit or loss, received in lieu of payment as part of the restructuring process of a financial asset.
Loans at fair value through profit or loss - Level 3

For financial instruments measured at fair value in level 3 category, the Bank uses the following inputs for present value techniques.
Inputs used in the fair value measurement are detailed as follows:

Observable inputs	Unobservable inputs
- Forward interest rate referenced to 12M USD Libor	- Discount rate or discount margin of floating rate bond "USD US composite B+" with credit risk similar to the instrument analyzed adjusted by the country risk premium.

Fair value measurement sensitivity to unobservable inputs – discount rate	2021	2020
A significant increase in volatility would result in a lower fair value	6.86% to 7.84%	3.128% to 8.89%
D.    Level 3 - Fair value measurement (continued)
Management used market data published in Bloomberg for the construction of the discount curve, which allows for a more accurate measurement of the instrument.
The effect on unobservable inputs
Although the Bank believes that its estimates of fair value are appropriate, the use of different methodologies or assumptions could lead to different fair value measurements. For fair value measurements in level 3, changing one or more of the assumptions used would have the following effects.

Loans at fair value through profit or loss	Effect on profit or loss
+ 100 bps to the observable and unobservable inputs	(108)
- 100 bps to the observable and unobservable inputs	111
Debt instruments "debentures" at fair value through profit or loss - Level 3

The significant inputs used in determining the fair value of instruments categorized as level 3, that were maintained in prior years, using present value techniques, are as follows:

2020	2019
Unobservable inputs	Unobservable inputs
- Discount rate based on the return from CCC Corporate S&P Bond Index	- Discount rate for similar companies of the same business line adjusted due to the debt-equity structure of the issuer
- Probability of occurrence of the flows of each sale or conversion scenario
Observable inputs
- Average recovery factor for companies that reported default – Moody’s

	Range of estimates
Fair value measurement sensitivity to unobservable inputs – discount rate	2020	2019
A significant increase in volatility would result in a lower fair value	10.00% to 20.00%	12.97% to 27.50%
During 2020, Management used the discount rate based on the return from CCC Corporate S&P Bond Index, mostly composed of data from US/LATAM markets displayed in Bloomberg, which allowed a more reliable measurement for the instrument.